Organization and principal activities (Contractual arrangements with the Group's VIEs) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Beijing 58 Information Technology Co., Ltd. ("Beijing 58") [Member]
Noncontrolling Interest [Line Items]
Amount of interest free loans	¥ 7.8
Tianjin 58 Daojia Life Services Co., Ltd. ("Tianjin 58 Home") [Member]
Noncontrolling Interest [Line Items]
Amount of interest free loans	100.0
Beijing Shanjing Kechuang Network Technology Co., Ltd. ("Shanjing Kechuang") [Member]
Noncontrolling Interest [Line Items]
Amount of interest free loans	38.7
Wanglin [Member]
Noncontrolling Interest [Line Items]
Proceeds from service fee	¥ 0.4	¥ 41.3	¥ 2.6
Yangguang Gudi [Member]
Noncontrolling Interest [Line Items]
Service Fee Receivable | $				$ 2.0